UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2008

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

January 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 86.7%
Industrial - 46.3%
Basic - 3.6%
Alcoa, Inc.
5.55%, 2/01/17	$555	$540,463
6.50%, 6/01/11	155	165,147
Dow Chemical Co.
5.75%, 12/15/08	525	533,450
7.375%, 11/01/29	465	507,930
Eastman Chemical Co.
7.25%, 1/15/24	305	326,289
United States Steel Corp.
6.05%, 6/01/17	550	518,541
Weyerhaeuser Co.
7.375%, 3/15/32	205	203,465
8.50%, 1/15/25	360	384,411

		3,179,696

Capital Goods - 5.3%
Caterpillar, Inc.
7.375%, 3/01/97	445	512,513
CRH America, Inc.
5.30%, 10/15/13	695	676,323
General Electric Co.
5.25%, 12/06/17	520	524,578
John Deere Capital Corp.
Series MTND
4.375%, 3/14/08	630	630,495
Masco Corp.
4.80%, 6/15/15	680	614,984
5.875%, 7/15/12	460	483,250
McDonnell Douglas Corp.
9.75%, 4/01/12	70	84,517
Mohawk Industries, Inc.
6.125%, 1/15/16	525	521,510
Owens Corning, Inc.
7.00%, 12/01/36	150	123,182
Textron Financial Corp.
4.125%, 3/03/08	590	590,424

		4,761,776

Communications - Media - 4.8%
Comcast Cable Communications Holdings, Inc.
8.875%, 5/01/17	175	208,941
9.455%, 11/15/22	455	574,541
Comcast Cable Communications, Inc.
6.20%, 11/15/08	125	126,532
Gannett Co., Inc.
5.75%, 6/01/11	175	180,582
6.375%, 4/01/12	660	695,389
News America Holdings, Inc.
8.875%, 4/26/23	415	527,116
RR Donnelley & Sons Co.
4.95%, 4/01/14	675	644,936
5.50%, 5/15/15	210	204,464
TCI Communications, Inc.
7.875%, 2/15/26	150	163,970
Time Warner Cos, Inc.
7.57%, 2/01/24	120	127,448
Time Warner Entertainment Co. LP
8.875%, 10/01/12	350	397,021
Turner Broadcasting System, Inc.
8.375%, 7/01/13	350	393,417

		4,244,357

Communications - Telecommunications - 7.1%
Ameritech Capital Funding Corp.
6.45%, 1/15/18	605	655,000
6.55%, 1/15/28	760	770,243
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	565	579,421
CenturyTel, Inc.
Series L
7.875%, 8/15/12	485	540,720
Embarq Corp.
6.738%, 6/01/13	660	677,103
Nextel Communications, Inc.
Series D
7.375%, 8/01/15	670	612,907
Qwest Corp.
5.625%, 11/15/08	545	542,275
7.625%, 6/15/15	185	186,387
8.875%, 3/15/12	145	153,156
Sprint Capital Corp.
6.875%, 11/15/28	235	197,163
Sprint Nextel Corp.
6.00%, 12/01/16	155	137,548
US Cellular Corp.

6.70%, 12/15/33	135	124,862
Verizon New York, Inc.
Series B
7.375%, 4/01/32	595	653,914
Verizon Virginia, Inc.
Series A
4.625%, 3/15/13	460	450,112

		6,280,811

Consumer Cyclical - Automotive - 0.7%
Johnson Controls, Inc.
5.50%, 1/15/16	635	637,750

Consumer Cyclical - Other - 1.3%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	560	586,477
Toll Brothers Finance Corp.
5.15%, 5/15/15	620	557,682

		1,144,159

Consumer Cyclical - Restaurants - 0.3%
Yum! Brands, Inc.
8.875%, 4/15/11	265	295,041

Consumer Cyclical - Retailers - 2.4%
Home Depot, Inc.
5.40%, 3/01/16	645	614,941
JC Penney Corp. Inc.
7.95%, 4/01/17	225	243,346
Limited Brands, Inc.
5.25%, 11/01/14	530	471,859
7.60%, 7/15/37	85	76,352
Macys Retail Holdings, Inc.
6.30%, 4/01/09	525	532,780
Nordstrom, Inc.
7.00%, 1/15/38	160	160,954

		2,100,232

Consumer Non-Cyclical - 15.6%
Abbott Laboratories
4.35%, 3/15/14	715	706,343
Allergan Inc.
5.75%, 4/01/16	520	538,424
Altria Group, Inc.
7.75%, 1/15/27	665	853,643
AmerisourceBergen Corp.
5.875%, 9/15/15	750	742,661
Anheuser-Busch Cos, Inc.
6.50%, 2/01/43	565	613,161
Archer-Daniels-Midland Co.
8.375%, 4/15/17	605	736,967
Bristol-Myers Squibb Co.
6.875%, 8/01/97	495	510,165

Bunge Ltd. Finance Corp.
5.35%, 4/15/14	705	705,272
5.875%, 5/15/13	365	378,251
Clorox Co.
4.20%, 1/15/10	210	210,673
ConAgra Foods, Inc.
9.75%, 3/01/21	300	409,540
Fortune Brands, Inc.
5.125%, 1/15/11	705	706,059
HJ Heinz Finance Co.
6.00%, 3/15/12	135	142,205
Kraft Foods, Inc.
5.625%, 11/01/11	370	383,497
6.25%, 6/01/12	655	687,973
The Kroger Co.
7.50%, 4/01/31	435	479,969
Merck & Co., Inc.
4.375%, 2/15/13	475	484,791
4.75%, 3/01/15	645	657,879
Reynolds American, Inc.
7.30%, 7/15/15	165	171,836
7.625%, 6/01/16	385	407,736
Safeway, Inc.
7.25%, 2/01/31	570	612,806
Sara Lee Corp.
3.875%, 6/15/13	340	324,356
Schering-Plough Corp.
5.55%, 12/01/13	585	616,513
Tyson Foods, Inc.
6.85%, 4/01/16	565	565,419
UST, Inc.
6.625%, 7/15/12	585	633,085
Wyeth
6.95%, 3/15/11	580	618,589

		13,897,813

Energy - 1.0%
Duke Capital LLC
8.00%, 10/01/19	155	181,994
Halliburton Co.
7.60%, 8/15/96 (a)	240	284,822
The Premcor Refining Group, Inc.
7.50%, 6/15/15	366	385,425

		852,241

Services - 0.6%
The Western Union Co.
5.93%, 10/01/16	515	523,311

Technology - 2.4%
Electronic Data Systems Corp.

Series B
6.50%, 8/01/13	680	692,360
International Business Machines Corp.
7.125%, 12/01/96	445	489,083
Motorola, Inc.
6.50%, 9/01/25 - 11/15/28	560	497,194
Xerox Corp.
6.40%, 3/15/16	325	334,571
7.625%, 6/15/13	100	103,774

		2,116,982

Transportation - Airlines - 0.6%
Southwest Airlines Co.
5.25%, 10/01/14	550	541,780

Transportation - Railroads - 0.6%
CSX Corp.
7.90%, 5/01/17	460	521,585

		41,097,534

Financial Institutions - 35.5%
Banking - 16.0%
The Bank of New York Mellon Corp.
3.40%, 3/15/13 (b)	175	174,585
Bank One Texas
6.25%, 2/15/08	300	300,217
BankAmerica Capital II
8.00%, 12/15/26	237	241,676
BankBoston NA
6.375%, 3/25/08	480	481,451
Citicorp
Series MTNF
6.375%, 11/15/08	180	184,141
Citigroup Global Markets Holdings, Inc.
6.50%, 2/15/08	510	510,452
Citigroup, Inc.
4.875%, 5/07/15	570	549,791
5.00%, 9/15/14	565	550,000
6.125%, 8/25/36	115	109,571
Comerica Bank
5.75%, 11/21/16	560	545,383
Credit Suisse USA, Inc.
5.125%, 8/15/15	550	553,140
Deutsche Bank Financial, Inc.
7.50%, 4/25/09	310	324,070
Fifth Third Capital Trust IV
6.50%, 4/15/37 (b)	345	298,832
First Union Institutional Capital I
8.04%, 12/01/26	360	373,579
FleetBoston Financial Corp.
3.85%, 2/15/08	280	279,997

6.875%, 1/15/28	180	188,543
HSBC Bank USA
4.625%, 4/01/14	475	465,926
JPMorgan Chase & Co.
5.375%, 1/15/14	515	526,560
6.00%, 1/15/09	260	265,360
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/37	300	283,524
KeyBank NA
6.50%, 4/15/08	365	368,018
M&I Marshall & Ilsley Bank
4.85%, 6/16/15	300	290,273
Manufacturers & Traders Trust Co.
5.629%, 12/01/21 (b)	270	255,478
MBNA Corp.
Series MTNF
7.50%, 3/15/12	495	551,000
National City Bank/Cleveland OH
5.80%, 6/07/17	395	366,832
National City Corp.
5.75%, 2/01/09	255	257,275
Popular North America, Inc.
4.25%, 4/01/08	340	340,373
Series MTNE
3.875%, 10/01/08	750	747,976
RBS Capital Trust I
4.709%, 7/01/13 (b)	340	311,346
RBS Capital Trust III
5.512%, 9/30/14 (b)	500	468,841
SouthTrust Corp.
5.80%, 6/15/14	500	532,221
State Street Corp.
5.375%, 4/30/17	95	94,889
UBS Preferred Funding Trust V
Series 1
6.243%, 5/15/16 (b)	555	534,439
Union Bank of California
5.95%, 5/11/16	555	537,023
Union Planters Corp.
7.75%, 3/01/11	341	368,518
Wachovia Corp.
4.875%, 2/15/14	200	196,162
5.625%, 12/15/08	320	324,190
Washington Mutual, Inc.
4.20%, 1/15/10	14	12,766
5.25%, 9/15/17	245	203,419
Wells Fargo & Co.

4.625%, 4/15/14	100	98,921
Zions Bancorporation
5.50%, 11/16/15	155	146,212

		14,212,970

Brokerage - 7.8%
Ameriprise Financial, Inc.
5.65%, 11/15/15	200	200,120
Bear Stearns Co., Inc.
5.55%, 1/22/17	575	503,199
7.625%, 12/07/09	515	532,341
The Goldman Sachs Group, Inc.
3.875%, 1/15/09	114	114,308
5.00%, 1/15/11	695	714,867
5.125%, 1/15/15	155	156,588
5.625%, 1/15/17	150	149,024
6.125%, 2/15/33	815	803,143
7.35%, 10/01/09	31	32,846
Lehman Brothers Holdings, Inc.
5.75%, 5/17/13	545	554,672
8.80%, 3/01/15	430	499,178
Merrill Lynch & Co., Inc.
4.79%, 8/04/10	110	110,509
6.00%, 2/17/09	525	536,645
6.11%, 1/29/37	440	381,959
Morgan Stanley
5.05%, 1/21/11	535	543,070
5.30%, 3/01/13	160	162,322
6.75%, 4/15/11	595	633,047
7.25%, 4/01/32	130	140,009
Schwab Capital Trust I
7.50%, 11/15/37 (b)	145	148,913

		6,916,760

Finance - 4.5%
American Express Co.
4.75%, 6/17/09	237	239,535
Capital One Bank
5.00%, 6/15/09	275	273,255
Capital One Financial Corp.
6.15%, 9/01/16	555	487,831
CIT Group, Inc.
3.375%, 4/01/09	135	130,440
5.40%, 2/13/12 - 1/30/16	1,010	872,318
Countrywide Financial Corp.
6.25%, 5/15/16	318	264,961
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	378	329,326

HSBC Finance Capital Trust IX
5.911%, 11/30/35 (b)	570	530,248
iStar Financial, Inc.
Series 1
5.875%, 3/15/16	175	143,882
Series B
5.95%, 10/15/13	535	458,338
SLM Corp.
5.05%, 11/14/14	385	324,351

		4,054,485

Insurance - 4.5%
Ace INA Holdings, Inc.
5.875%, 6/15/14	515	538,367
Aetna, Inc.
6.00%, 6/15/16	360	370,544
American International Group, Inc.
6.25%, 3/15/37	495	432,477
Assurant, Inc.
5.625%, 2/15/14	110	107,274
Fund American Cos, Inc.
5.875%, 5/15/13	635	651,175
Genworth Financial, Inc.
6.15%, 11/15/66 (b)	575	507,546
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	330	312,446
Humana, Inc.
6.45%, 6/01/16	215	220,676
Marsh & McLennan Cos, Inc.
5.15%, 9/15/10	295	300,955
Prudential Financial, Inc.
5.15%, 1/15/13	130	131,724
The Travelers Cos, Inc.
6.25%, 6/20/16	230	241,325
UnitedHealth Group, Inc.
4.125%, 8/15/09	158	158,651

		3,973,160

REITS - 2.7%
ERP Operating LP
5.25%, 9/15/14	560	521,068
Health Care Property Investors, Inc.
5.65%, 12/15/13	585	547,948
Health Care REIT, Inc.
6.20%, 6/01/16	585	555,665
Simon Property Group LP
3.75%, 1/30/09	200	198,510
5.625%, 8/15/14	575	558,683

		2,381,874

		31,539,249

Utility - 4.9%
Electric - 3.5%
Carolina Power & Light Co.
5.95%, 3/01/09	226	231,489
Constellation Energy Group, Inc.
4.55%, 6/15/15	140	130,693
Dominion Resources, Inc./VA
7.50%, 6/30/66 (b)	370	353,673
Exelon Corp.
4.45%, 6/15/10	295	296,186
FPL Group Capital, Inc.
7.375%, 6/01/09	190	199,124
Midamerican Energy Co.
4.65%, 10/01/14	575	561,909
Nisource Finance Corp.
5.40%, 7/15/14	710	697,250
6.15%, 3/01/13	130	134,841
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67 (b)	370	340,588
Public Service Company of Colorado
7.875%, 10/01/12	170	195,714

		3,141,467

Natural Gas - 1.4%
Colorado Interstate Gas Co.
6.80%, 11/15/15	115	121,471
Energy Transfer Partners LP
6.125%, 2/15/17	535	528,976
Enterprise Products Operating LP
7.50%, 2/01/11	360	388,930
Kinder Morgan Energy Partners LP
7.40%, 3/15/31	95	101,933
Williams Cos, Inc.
7.625%, 7/15/19	85	91,587

		1,232,897

		4,374,364

Total Corporates - Investment Grades (cost $77,803,692)		77,011,147

GOVERNMENTS - TREASURIES - 6.7%
Treasury Bonds - 6.7%
U.S. Treasury Bonds
4.50%, 2/15/36	990	1,012,043
5.00%, 5/15/37	2,530	2,802,172
U.S. Treasury Notes
4.25%, 11/15/17	2,060	2,163,322

Total Governments - Treasuries (cost $5,582,811)		5,977,537

CORPORATES - NON-INVESTMENT GRADES - 1.1%

Industrial - 1.1%
Basic - 0.4%
Temple-Inland, Inc.
7.875%, 5/01/12	328	363,484

Communications - Media - 0.7%
IAC/InterActiveCorp
7.00%, 1/15/13	600	640,078

Total Corporates - Non-Investment Grades (cost $975,975)		1,003,562

Total Investments - 94.5% (cost $84,362,478)		83,992,246
Other assets less liabilities - 5.5%		4,893,197

Net Assets - 100.0%		$88,885,443

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the market value of this security amounted to $284,822 or 0.3% of net assets.
(b)	Variable rate coupon, rate shown as of January 31, 2008.
Please note: The issuer classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3(a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: March 26, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2008